Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total Investments, at fair value	$ 358,682,887	$ 317,414,509
Receivables:
Employer contributions, receivable	314,113	3,337,039
Notes receivable from participants	5,173,889	4,860,114
Total receivables	5,488,002	8,197,153
Net assets available for benefits	364,170,889	325,611,662
Mutual Funds
Assets:
Total Investments, at fair value	2,622,894	92,026,798
Common Collective Trusts
Assets:
Total Investments, at fair value	347,107,385	219,496,471
Brokerage Link
Assets:
Total Investments, at fair value	1,762,145	0
The Manitowoc Company, Inc. Common Stock
Assets:
Total Investments, at fair value	$ 7,190,463	$ 5,891,240